Income Taxes (Significant Components Of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets and (liabilities):
Depreciation and amortization	$ (636,550)	$ (327,142)
Investment in partnership		(307,077)
Accounts receivable	2,503	738
Fair value of interest rate swap	967	632
Accruals and reserves	17,756	4,122
Capital and net operating losses	203,962	182,182
Debt discount and interest	451	1,249
Equity compensation	8,675	6,960
Valuation allowance	(15,468)	(7,012)
Tax receivable agreement obligation to related parties	21,381	13,484
Other	1,989	1,918
Net deferred tax assets and (liabilities)	(394,334)	(429,946)
Deferred income tax assets	18,893	6,317
Non-current deferred tax liabilities	(413,227)	(436,263)
Net deferred tax assets and (liabilities)	$ (394,334)	$ (429,946)